RELATED PARTY TRANSACTIONS	6 Months Ended
Jun. 30, 2025
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS	RELATED PARTY TRANSACTIONS
The Condensed Consolidated Balance Sheets include the following amounts due from and to related parties and associated companies.

(in thousands of $)	June 30, 2025	December 31, 2024
Amounts due from:
Frontline plc	4,522	4,252
Seatankers	679	521
Golden Ocean *	—	237
Front Ocean	10	18
Paratus	4	2
Northern Ocean Operations Ltd. (“Northern Ocean”)	2,110	—
NorAm Drilling	171	109
River Box	103	92
Other related parties	5	3
Allowance for expected credit losses	(37)	(33)
Total amount due from related parties	7,567	5,201

Loans to related parties - associated companies, long-term
River Box	45,000	45,000
Total loans to related parties - associated companies, long-term	45,000	45,000

Amounts due to:
Frontline Shipping	1,668	1,234
Golden Ocean *	—	56
Seatankers	136	—
Other related parties	5	6
Total amount due to related parties	1,809	1,296

* On March 4, 2025, CMB.TECH NV (“CMB.TECH”), through its subsidiary CMB.TECH Bermuda Ltd., entered into a share purchase agreement with Hemen Holding Limited (“Hemen”) to purchase all of Hemen’s 81,363,730 common shares in Golden Ocean Group Limited (“Golden Ocean”) at a purchase price of $14.49 per common share (the “Share Purchase”). Following the closing of the Share Purchase on March 12, 2025, Hemen ceased to hold any common share of Golden Ocean and is consequently no longer a related party.

CMB.TECH is not a related party to the Company.

Related party leasing and service contracts

The Company’s most significant related party leasing and service contracts were with Golden Ocean, a company related to Hemen until March 12, 2025, to whom the Company leased eight vessels. Until March 12, 2025, the Company received operating lease income of $10.7 million from Golden Ocean (six months ended June 30, 2024: $27.4 million) and paid vessels management fees of $4.0 million (six months ended June 30, 2024: $10.2 million). In February 2025, the Company announced that Golden Ocean had exercised its purchase options on eight Capesize vessels for $112.0 million in aggregate. The vessels were delivered to Golden Ocean in July 2025. (See also Note 15: Subsequent Events).

During the six months ended June 30, 2025, the Company earned rental revenue of $1.7 million from leasing of equipment from the drilling rig Hercules to Northern Ocean (six months ended June 30, 2024: $0.0 million). The equipment was returned to the Company in the six months ended June 30, 2025.
Other related party service contracts include payments to Front Ocean Management AS and Front Ocean Management Ltd., Seatankers Management Norway AS and Seatankers Management Co. Ltd., Frontline Management AS and Frontline (Management) Cyprus Limited and Paratus Management (UK) Ltd. for office facilities, administration service fees, newbuilding supervision fees and vessel management fees.

Related parties – associated companies

The Company granted a $45.0 million non-amortizing loan to River Box Holding Inc. (“River Box”) which is a fixed interest rate loan and is repayable in full on November 16, 2033 or earlier if River Box sells its assets. During the six months ended June 30, 2025, the Company received interest income of $2.3 million (six months ended June 30, 2024: $2.3 million).

Other related party transactions

During the six months ended June 30, 2024, the Company entered into agreements to acquire three LR2 product tankers under construction from entities related to Hemen, for an aggregate amount of $231.0 million. The vessels were delivered between June and October 2024 and commenced their long term charters to a third party.
During the six months ended June 30, 2025, the Company received dividend income of $0.3 million from NorAm Drilling (six months ended June 30, 2024: $0.3 million).